Finance expense (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Finance Cost

	2017	2016	2015
	£m	£m	£m
Interest expense arising on:
financial liabilities at amortised cost	(698)	(671)	(655)
derivatives at fair value through profit or loss	(22)	(30)	(64)
Fair value movements on other derivatives at fair value through profit or loss	(4)	(3)	(6)
Reclassification of cash flow hedge from other comprehensive income	—	(1)	(2)
Unwinding of discounts on provisions	(16)	(16)	(16)
Other finance expense	6	(15)	(14)

	(734)	(736)	(757)